Debt, cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2026	December 31, 2025
Long-term debt	14,646	14,248
Short-term debt and current portion of long-term debt	7,026	4,342
Interest rate and currency derivatives used to manage debt	221	112
Total debt	21,893	18,702
Cash and cash equivalents	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	(37)
Net debt (a)	15,513	11,008
(a)Net debt does not include lease liabilities, which amounted to €1,904 million as of June 30, 2026 and €1,739 million as of December 31, 2025.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2026 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2026	Amortized cost	Adjustment to debt measured at fair value	June 30, 2026	December 31, 2025
Long-term debt	14,646	44	61	14,751	14,360
Short-term debt and current portion of long-term debt	7,026	1	—	7,027	4,344
Interest rate and currency derivatives used to manage debt	221	—	(131)	90	12
Total debt	21,893	45	(70)	21,868	18,716
Cash and cash equivalents	(6,350)	—	—	(6,350)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)	—	—	(30)	(37)
Net debt (a)	15,513	45	(70)	15,488	11,022
(a)Net debt does not include lease liabilities, which amounted to €1,904 million as of June 30, 2026 and €1,739 million as of December 31, 2025.

Summary of Net Debt by Type Valuation of Redemption
The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2026				December 31, 2025
	non-current	current		Total	non-current	current	Total
Bond issues (a)	14,702	3,599		18,301	14,306	3,165	17,471
Other bank borrowings	49	3,291	(b)	3,340	54	936	990
Other borrowings	—	1		1	—	1	1
Bank credit balances	—	136		136	—	242	242
Interest rate and currency derivatives used to manage debt	—	90		90	—	12	12
Total debt	14,751	7,117		21,868	14,360	4,356	18,716
Cash and cash equivalents	—	(6,350)		(6,350)	—	(7,657)	(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(30)		(30)	—	(37)	(37)
Net debt	14,751	737		15,488	14,360	(3,338)	11,022
(a) These amounts include $3 billion designated as a hedge of Sanofi’s net investment in the United States.
(b) As of June 30, 2026, current other bank borrowings include €3,217 million related to the US commercial paper program.

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2026	December 31, 2025
Market value	14,989	10,424
Value on redemption	15,488	11,022